CONVERTIBLE NOTES - RELATED PARTIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
CONVERTIBLE NOTES - RELATED PARTIES
Schedule of convertible notes payable, related parties

	June 30,	December 31,
	2022	2021
Original borrowings of $1,966,019, bears interest at 6%, requires no payments until maturity in April 2023. Lender is related to the managing stockholder. Contingently convertible upon certain triggering events, at the holder’s option upon an initial public offering	$1,266,865	$1,966,019
Convertible note of $1,330,000 bears interest at 1.5%, requires no payments until maturity. Notes mature and convert at IPO into equity at 75% of IPO price.	$1,330,000	—
Convertible revolving credit line of $650,000, bears interest at 1%, requires no payments until maturity in March 2024. Contingently convertible upon certain triggering events, at the holder’s option, nut no earlier than maturity, at a conversion ratio equal to 1% of enterprise value measured at conversion. Lender is related to the managing stockholder	700,195	642,841
	$3,297,060	$2,608,860
Less: Current maturities	2,596,865	—
	$700,195	$2,608,860

	December 31,
	2021	2022
Convertible revolving credit line of $650,000, bears interest at 1%, requires no payments until maturity in March 2024. Contingently convertible upon certain triggering events, at the holder's option, but no earlier than maturity, at a conversion ratio equal to 1% of enterprise value measured at conversion. Lender is related to the managing member	642,841	367,875
Original borrowings of $1,966,019, bears interest at 6%, requires no payments until maturity in April 2023. Lender is related to the managing member. Contingently convertible upon certain triggering events, at the holder's option upon an initial public offering	1,966,019	—
	$2,608,860	367,857
Less: Current maturities	—	—
	$2,608,860	$367,857

Schedule of Future minimum principal repayments of the Loans Payable, Convertible notes Related parties

For the Twelve Months Ending June 30,
2023	$2,596,865
2024	700,195
$3,297,060

For the Fiscal Years Ending
2022	$—
2023	1,966,019
2024	642,841
$2,608,860